FINANCIAL RESULTS, NET (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income and expenses
Interests on financial debt	$ (14,368)	$ (14,628)	$ (9,115)
Foreign currency exchange losses on financial debt	(6,886)	(8,049)	(62,035)
Financial debt renegotiation results	(3,444)
Total Debt financial expenses	(24,698)	(22,677)	(71,150)
Gains (losses) on operations with notes and bonds	993	(50)	1,634
Risk of doubtful government bonds results	(58)	(3,497)
Other exchange differences	4,937	9,937	2,937
Other interests, net and other investments results	(1,355)	1,453	2,710
Other taxes and bank expenses	(2,730)	(2,960)	(3,447)
Financial expenses on pension benefits	(236)	(182)	(151)
Financial discounts on assets, debts and other	(94)	380	32
RECPAM	5,598	10,345	28,071
Total other financial results, net	7,055	15,426	31,786
Total Financial results, net	(17,643)	(7,251)	(39,364)
Decrease in financial assets at amortised cost	666
Net losses generated by leases liabilities	(737)	(693)
NDF
Finance income and expenses
Net (losses) gains generated by NDF related to interests on financial debt	(293)	82	13
Net (losses) gains generated by NDF related to foreign currency exchange differences on financial debts	$ (1,523)	$ 972	$ 2,338